Note 21 - Non-current assets and disposal groups classified as held for sale - Non-current assets and disposal groups classified as held for sale - Changes in the year (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Cost Non Current Assets
Cost At The Beginning	€ 3,603		€ 3,369
Changes
Cost At The End	23,853		3,603		€ 3,369
Foreclosures [Member] | Carrying amount [Member]
Cost Non Current Assets
Cost At The Beginning	4,057		3,775		3,144
Changes
Additions Cost	791		582		801
Contributions From Merger Transactions Cost	0		0		446
Retirements (Sales And Other Decrease) Cost	(1,037)		(779)		(586)
Transfers Other Movements And Exchange Differences Cost	2,236		480		(30)
Cost At The End	6,047		4,057		3,775
Foreclosures [Member] | Impairment [Member]
Cost Non Current Assets
Cost At The Beginning	1,237		994		578
Changes
Additions Cost	143		129		208
Contributions From Merger Transactions Cost	0		0		328
Retirements (Sales And Other Decrease) Cost	(272)		(153)		(117)
Transfers Other Movements And Exchange Differences Cost	(6)		268		(4)
Cost At The End	1,102		1,237		994
Foreclosures [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member]
Cost Non Current Assets
Cost At The Beginning	2,820		2,781
Changes
Cost At The End	4,945		2,820		2,781
Recoveries From Financial Leases [Member] | Carrying amount [Member]
Cost Non Current Assets
Cost At The Beginning	168		216		186
Changes
Additions Cost	45		57		94
Contributions From Merger Transactions Cost	0		0		1
Retirements (Sales And Other Decrease) Cost	(49)		(77)		(53)
Transfers Other Movements And Exchange Differences Cost	(4)		(28)		(13)
Cost At The End	160		168		216
Recoveries From Financial Leases [Member] | Impairment [Member]
Cost Non Current Assets
Cost At The Beginning	47		52		53
Changes
Additions Cost	14		3		11
Contributions From Merger Transactions Cost	0		0		0
Retirements (Sales And Other Decrease) Cost	(7)		(6)		(14)
Transfers Other Movements And Exchange Differences Cost	(2)		(2)		2
Cost At The End	52		47		52
Recoveries From Financial Leases [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member]
Cost Non Current Assets
Cost At The Beginning	121		164
Changes
Cost At The End	108		121		164
Net Property Plant And Equipment For Own Use Member [Member] | Carrying amount [Member]
Cost Non Current Assets
Cost At The Beginning	1,065	[1]	626	[2]	241
Changes
Additions Cost	1		23		79
Contributions From Merger Transactions Cost	0		0		163
Retirements (Sales And Other Decrease) Cost	(131)		(170)		(163)
Transfers Other Movements And Exchange Differences Cost	(564)		586		307
Cost At The End	371	[3]	1,065	[1]	626	[2]
Net Property Plant And Equipment For Own Use Member [Member] | Impairment [Member]
Cost Non Current Assets
Cost At The Beginning	443		240		70
Changes
Additions Cost	1		5		66
Contributions From Merger Transactions Cost	0		0		75
Retirements (Sales And Other Decrease) Cost	(42)		(33)		(39)
Transfers Other Movements And Exchange Differences Cost	(208)		232		66
Cost At The End	194		443		240
Net Property Plant And Equipment For Own Use Member [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member]
Cost Non Current Assets
Cost At The Beginning	621		387
Changes
Cost At The End	177		621		387
Other Assets [Member] | Carrying amount [Member]
Cost Non Current Assets
Cost At The Beginning	40		37	[4]	924
Changes
Additions Cost	0		0		0
Contributions From Merger Transactions Cost	0		0		0
Retirements (Sales And Other Decrease) Cost	0		3		(887)
Transfers Other Movements And Exchange Differences Cost	18,583		0		0
Cost At The End	18,623	[5]	40		37	[4]
Other Assets [Member] | Impairment [Member]
Cost Non Current Assets
Cost At The Beginning	0		0		0
Changes
Additions Cost	0		0		0
Contributions From Merger Transactions Cost	0		0		0
Retirements (Sales And Other Decrease) Cost	0		0		0
Transfers Other Movements And Exchange Differences Cost	0		0		0
Cost At The End	0		0		0
Other Assets [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member]
Cost Non Current Assets
Cost At The Beginning	40		37
Changes
Cost At The End	18,623		40		37
Total [Member] | Carrying amount [Member]
Cost Non Current Assets
Cost At The Beginning	5,330		4,654		4,495
Changes
Additions Cost	837		662		974
Contributions From Merger Transactions Cost	0		0		609
Retirements (Sales And Other Decrease) Cost	(1,217)		(1,023)		(1,688)
Transfers Other Movements And Exchange Differences Cost	20,251		1,037		264
Cost At The End	25,201		5,330		4,654
Total [Member] | Impairment [Member]
Cost Non Current Assets
Cost At The Beginning	1,727		1,285		702
Changes
Additions Cost	158		136		285
Contributions From Merger Transactions Cost	0		0		404
Retirements (Sales And Other Decrease) Cost	(321)		(192)		(170)
Transfers Other Movements And Exchange Differences Cost	(216)		499		64
Cost At The End	1,348		1,727		1,285
Total [Member] | Non current Assets Or Disposal Groups Classified As Held For Sale [Member]
Cost Non Current Assets
Cost At The Beginning	3,603		3,369
Changes
Cost At The End	€ 23,853		€ 3,603		€ 3,369

[1]	(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale
[2]	(*) Net of amortization accumulated until assets were reclassified as non-current assets held for sale
[3]	(*) Net of amortization accumulated until assets were reclassifie d as non-current assets held for sale
[4]	(**) Business sale agreement (Note 3)
[5]	(** ) As of December 31, 2017, included mainly the BBVA’s stake in BBVA Chile and the agreement with Cerberus to transfer the "Real Estate" business in Spain (see Note 3)